GOODWILL - Change in Balance of Goodwill (Details) - Goodwill - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of year	$ 12,239	$ 14,129
Acquisitions through business combinations	736	50
Impairment	(85)	(793)
Dispositions	(157)	(638)
Assets reclassified as held for sale	0	14
Foreign currency translation	577	(523)
Balance at end of year	13,310	12,239
Healthcare Services Operations
Reconciliation of changes in intangible assets and goodwill [abstract]
Impairment	$ (71)	$ (661)